ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2015
ACQUISITIONS [Abstract]
Summary of the identifiable assets acquired and liabilities assumed in connection with acquisitions
Year ended December 31, 2015
RMB
Total aggregate purchase price	2,750

Property and equipment	144

Net assets acquired and liabilities assumed	144

Goodwill	2,606